Loan and Allowance for Loan Loss (Tables)	6 Months Ended
Jun. 30, 2015
Loans And Leases Receivable Disclosure
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	June 30,	December 31,
(In thousands)	2015	2014
Commercial and industrial	$57,310	$54,329
Construction and land development	38,854	37,298
Commercial real estate:
Owner occupied	42,343	52,296
Other	141,781	139,710
Total commercial real estate	184,124	192,006
Residential real estate:
Consumer mortgage	69,448	66,489
Investment property	45,591	41,152
Total residential real estate	115,039	107,641
Consumer installment	13,632	12,335
Total loans	408,959	403,609
Less: unearned income	(464)	(655)
Loans, net of unearned income	$408,495	$402,954

Past Due Financing Receivables [Table Text Block]
		Accruing	Accruing	Total
		30-89 Days	Greater than	Accruing	Non-	Total
(In thousands)	Current	Past Due	90 days	Loans	Accrual	Loans
June 30, 2015:
Commercial and industrial	$57,258	6	—	57,264	46	$57,310
Construction and land development	38,080	12	160	38,252	602	38,854
Commercial real estate:
Owner occupied	41,659	—	—	41,659	684	42,343
Other	141,781	—	—	141,781	—	141,781
Total commercial real estate	183,440	—	—	183,440	684	184,124
Residential real estate:
Consumer mortgage	68,947	246	228	69,421	27	69,448
Investment property	45,368	169	54	45,591	—	45,591
Total residential real estate	114,315	415	282	115,012	27	115,039
Consumer installment	13,609	23	—	13,632	—	13,632
Total	$406,702	456	442	407,600	1,359	$408,959

December 31, 2014:
Commercial and industrial	$54,106	168	—	54,274	55	$54,329
Construction and land development	36,483	210	—	36,693	605	37,298
Commercial real estate:
Owner occupied	51,832	201	—	52,033	263	52,296
Other	139,710	—	—	139,710	—	139,710
Total commercial real estate	191,542	201	—	191,743	263	192,006
Residential real estate:
Consumer mortgage	64,713	1,736	—	66,449	40	66,489
Investment property	40,503	495	—	40,998	154	41,152
Total residential real estate	105,216	2,231	—	107,447	194	107,641
Consumer installment	12,290	45	—	12,335	—	12,335
Total	$399,637	2,855	—	402,492	1,117	$403,609

Allowance for Credit Losses on Financing Receivables [Table Text Block]
	June 30, 2015
(In thousands)	Commercial and industrial	Construction and land development	Commercial real estate	Residential real estate	Consumer installment	Total
Quarter ended:
Beginning balance	$644	830	1,888	1,153	207	$4,722
Charge-offs	—	—	—	—	(5)	(5)
Recoveries	3	4	—	151	11	169
Net recoveries (charge-offs)	3	4	—	151	6	164
Provision for loan losses	34	(194)	258	(124)	26	—
Ending balance	$681	640	2,146	1,180	239	$4,886

Six months ended:
Beginning balance	$639	974	1,928	1,119	176	$4,836
Charge-offs	(58)	—	—	(59)	(23)	(140)
Recoveries	4	9	—	165	12	190
Net (charge-offs) recoveries	(54)	9	—	106	(11)	50
Provision for loan losses	96	(343)	218	(45)	74	—
Ending balance	$681	640	2,146	1,180	239	$4,886

	June 30, 2014
(In thousands)	Commercial and industrial	Construction and land development	Commercial real estate	Residential real estate	Consumer installment	Total
Quarter ended:
Beginning balance	$482	214	2,493	1,256	266	$4,711
Charge-offs	(46)	—	—	(41)	(8)	(95)
Recoveries	32	1	—	74	5	112
Net (charge-offs) recoveries	(14)	1	—	33	(3)	17
Provision for loan losses	171	692	(580)	(194)	(89)	—
Ending balance	$639	907	1,913	1,095	174	$4,728

Six months ended:
Beginning balance	$386	366	3,186	1,114	216	$5,268
Charge-offs	(46)	(236)	—	(72)	(44)	(398)
Recoveries	36	3	118	91	10	258
Net (charge-offs) recoveries	(10)	(233)	118	19	(34)	(140)
Provision for loan losses	263	774	(1,391)	(38)	(8)	(400)
Ending balance	$639	907	1,913	1,095	174	$4,728

FinancingReceivableAllowanceforCreditLossAdditionalInformationTableTextBlock
	Collectively evaluated (1)		Individually evaluated (2)		Total
	Allowance	Recorded	Allowance	Recorded	Allowance	Recorded
	for loan	investment	for loan	investment	for loan	investment
(In thousands)	losses	in loans	losses	in loans	losses	in loans
June 30, 2015:
Commercial and industrial	$681	57,246	—	64	681	57,310
Construction and land development	640	38,252	—	602	640	38,854
Commercial real estate	1,672	182,465	474	1,659	2,146	184,124
Residential real estate	1,180	115,039	—	—	1,180	115,039
Consumer installment	239	13,632	—	—	239	13,632
Total	$4,412	406,634	474	2,325	4,886	408,959

June 30, 2014:
Commercial and industrial	$639	51,959	—	95	639	52,054
Construction and land development	907	31,498	—	963	907	32,461
Commercial real estate	1,744	185,302	169	1,939	1,913	187,241
Residential real estate	1,095	102,040	—	881	1,095	102,921
Consumer installment	174	11,686	—	—	174	11,686
Total	$4,559	382,485	169	3,878	4,728	386,363

(1)	Represents loans collectively evaluated for impairment in accordance with ASC 450-20, Loss Contingencies (formerly FAS 5), and pursuant to amendments by ASU 2010-20 regarding allowance for non-impaired loans.
(2)	Represents loans individually evaluated for impairment in accordance with ASC 310-30, Receivables (formerly FAS 114), and pursuant to amendments by ASU 2010-20 regarding allowance for impaired loans.

Financing Receivable Credit Quality Indicators [Table Text Block]
(In thousands)	Pass	Special Mention	Substandard Accruing	Nonaccrual	Total loans
June 30, 2015:
Commercial and industrial	$52,662	4,219	383	46	$57,310
Construction and land development	37,495	130	627	602	38,854
Commercial real estate:
Owner occupied	40,323	1,112	224	684	42,343
Other	139,324	2,178	279	—	141,781
Total commercial real estate	179,647	3,290	503	684	184,124
Residential real estate:
Consumer mortgage	63,688	2,001	3,732	27	69,448
Investment property	43,935	490	1,166	—	45,591
Total residential real estate	107,623	2,491	4,898	27	115,039
Consumer installment	13,436	29	167	—	13,632
Total	$390,863	10,159	6,578	1,359	$408,959

December 31, 2014:
Commercial and industrial	$49,550	4,348	376	55	$54,329
Construction and land development	35,911	226	556	605	37,298
Commercial real estate:
Owner occupied	49,900	1,905	228	263	52,296
Other	136,801	2,253	656	—	139,710
Total commercial real estate	186,701	4,158	884	263	192,006
Residential real estate:
Consumer mortgage	59,646	1,912	4,891	40	66,489
Investment property	39,348	624	1,026	154	41,152
Total residential real estate	98,994	2,536	5,917	194	107,641
Consumer installment	12,200	21	114	—	12,335
Total	$383,356	11,289	7,847	1,117	$403,609

Impaired Financing Receivables [Table Text Block]

	June 30, 2015
(In thousands)	Unpaid principal balance (1)	Charge-offs and payments applied (2)	Recorded investment (3)	Related allowance
With no allowance recorded:
Commercial and industrial	$64	—	64
Construction and land development	2,596	(1,994)	602
Commercial real estate:
Owner occupied	316	(72)	244
Total commercial real estate	316	(72)	244
Total	$2,976	(2,066)	910
With allowance recorded:
Commercial real estate:
Owner occupied	1,269	(70)	1,199	382
Other	216	—	216	92
Total commercial real estate	1,485	(70)	1,415	474
Total	$1,485	(70)	1,415	$474
Total impaired loans	$4,461	(2,136)	2,325	$474

(1) Unpaid principal balance represents the contractual obligation due from the customer.
(2) Charge-offs and payments applied represents cumulative charge-offs taken, as well as interest payments that have been applied against the outstanding principal balance subsequent to the loans being placed on nonaccrual status.
(3) Recorded investment represents the unpaid principal balance less charge-offs and payments applied; it is shown before any related allowance for loan losses.

	December 31, 2014
(In thousands)	Unpaid principal balance (1)	Charge-offs and payments applied (2)	Recorded investment (3)	Related allowance
With no allowance recorded:
Commercial and industrial	$70	—	70
Construction and land development	2,822	(2,217)	605
Commercial real estate:
Owner occupied	331	(68)	263
Total commercial real estate	331	(68)	263
Residential real estate:
Consumer mortgages	934	(192)	742
Investment property	180	(26)	154
Total residential real estate	1,114	(218)	896
Total	$4,337	(2,503)	1,834
With allowance recorded:
Commercial real estate:
Owner occupied	846	—	846	102
Other	591	—	591	92
Total commercial real estate	1,437	—	1,437	194
Total	$1,437	—	1,437	$194
Total impaired loans	$5,774	(2,503)	3,271	$194

(1) Unpaid principal balance represents the contractual obligation due from the customer.
(2) Charge-offs and payments applied represents cumulative charge-offs taken, as well as interest payments that have been applied against the outstanding principal balance subsequent to the loans being placed on nonaccrual status.
(3) Recorded investment represents the unpaid principal balance less charge-offs and payments applied; it is shown before any related allowance for loan losses.

Schedule Of Average Impaired Financing Receivable [Table Text Block]
	Quarter ended June 30, 2015		Six months ended June 30, 2015
	Average	Total interest	Average	Total interest
	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized
Impaired loans:
Commercial and industrial	$64	1	66	2
Construction and land development	608	—	613	—
Commercial real estate:
Owner occupied	1,202	9	1,143	21
Other	466	8	538	18
Total commercial real estate	1,668	17	1,681	39
Residential real estate:
Consumer mortgages	512	158	648	173
Investment property	100	76	130	76
Total residential real estate	612	234	778	249
Total	$2,952	252	3,138	290

	Quarter ended June 30, 2014		Six months ended June 30, 2014
	Average	Total interest	Average	Total interest
	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized
Impaired loans:
Commercial and industrial	$103	2	111	4
Construction and land development	1,098	—	1,343	—
Commercial real estate:
Owner occupied	1,142	9	1,468	21
Other	949	8	994	17
Total commercial real estate	2,091	17	2,462	38
Residential real estate:
Consumer mortgages	724	—	736	—
Investment property	165	—	168	—
Total residential real estate	889	—	904	—
Total	$4,181	19	4,820	42

Troubled Debt Restructurings, Accrual Status [Table Text Block]
	TDRs
				Related
(In thousands)	Accruing	Nonaccrual	Total	Allowance
June 30, 2015
Commercial and industrial	$64	—	64	$—
Construction and land development	—	602	602	—
Commercial real estate:
Owner occupied	828	244	1,072	84
Other	216	—	216	92
Total commercial real estate	1,044	244	1,288	176
Total	$1,108	846	1,954	$176

December 31, 2014
Commercial and industrial	$70	—	70	$—
Construction and land development	—	605	605	—
Commercial real estate:
Owner occupied	846	263	1,109	102
Other	591	—	591	92
Total commercial real estate	1,437	263	1,700	194
Residential real estate:
Consumer mortgages	742	—	742	—
Investment property	—	154	154	—
Total residential real estate	742	154	896	—
Total	$2,249	1,022	3,271	$194

Troubled Debt Restructuring, Modifications [Table Text Block]
	Quarter ended June 30,			Six months ended June 30,
		Pre-	Post -		Pre-	Post -
		modification	modification		modification	modification
	Number	outstanding	outstanding	Number	outstanding	outstanding
	of	recorded	recorded	of	recorded	recorded
(Dollars in thousands)	contracts	investment	investment	contracts	investment	investment
2015:
Commercial and industrial	1	$61	66	1	$61	66
Construction and land development	—	—	—	1	116	113
Commercial real estate:
Other	—	—	—	1	592	592
Total commercial real estate	—	—	—	1	592	592
Total	1	$61	66	3	$769	771

Schedule Of Debtor, Troubled Debt Restructuring, Subsequent Defaults [Table Text Block]
	Quarter ended June 30,		Six months Ended June 30,
	Number of	Recorded	Number of	Recorded
(Dollars in thousands)	Contracts	investment(1)	Contracts	investment(1)
2015:
Commerical real estate:
Owner occupied	—	$—	1	$261
Total commercial real estate	—	—	1	261
Residential real estate:
Investment property	—	$—	1	150
Total residential real estate	—	—	1	150
Total	—	$—	2	$411

(1) Amount as of applicable month end during the respective period for which there was a payment default.